Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Statement of Financial Position [Abstract]
Common stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000	250,000,000	250,000,000	250,000,000
Common stock, shares issued (in shares)	67,231,900	67,178,054	32,077,974	14,712,724
Common stock, shares outstanding (in shares)	67,231,900	67,178,054	32,077,974	14,712,724